Payable to Customers	12 Months Ended
Mar. 31, 2023
Payable to Customers [Abstract]
Payable to customers

15. Payable to customers

The deposits were the amount received from customers but not yet invested or entered into any contract, while, the Company has owned obligations to the customers.

	2023	2022
	US$	US$
Payables to customers:
Related parties (note 28)	10,393,665	—
Third party payables	1,218,569	—
Total	11,612,234	—